PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

February 25, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Investment Funds (Invesco Investment Funds)
CIK No. 0000826644

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Funds (Invesco Investment Funds) (the “Fund”) that the Prospectuses and Statements of Additional Information relating to Class A, Class B, Class C, Class R, Class R5, Class R6, Class Y and Investor Class shares, as applicable, of Invesco All Cap Market Neutral Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Developing Markets Fund, Invesco Emerging Markets Equity Fund, Invesco Emerging Markets Flexible Bond Fund (formerly known as Invesco Emerging Market Local Currency Debt Fund), Invesco Endeavor Fund, Invesco Global Health Care Fund, Invesco Global Infrastructure Fund, Invesco Global Market Neutral Fund, Invesco Global Markets Strategy Fund, Invesco Global Targeted Returns Fund, Invesco Greater China Fund (formerly known as Invesco China Fund), Invesco International Total Return Fund, Invesco Long/Short Equity Fund, Invesco Low Volatility Emerging Markets Fund, Invesco Macro International Equity Fund, Invesco Macro Long/Short Fund, Invesco MLP Fund, Invesco Pacific Growth Fund, Invesco Premium Income Fund, Invesco Select Companies Fund, Invesco Strategic Income Fund and Invesco Unconstrained Bond Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 153 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 153 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on February 24, 2016.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at
(713) 214-7888.

Very truly yours,

/s/ Peter Davidson

Peter Davidson

Assistant General Counsel